Segmental analysis - Operating profit/(loss) (Details) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
Segmental analysis
Net interest income	[1]	£ 4,326	£ 4,472
Net fees and commissions		1,195	1,218
Other non-interest income		1,181	1,229
Total income		6,702	6,919
Operating expenses		(4,735)	(4,852)
Impairment releases/(losses)		(141)	(116)
Profit before tax		1,826	1,951
Personal and Business Banking (PBB)
Segmental analysis
Net interest income		2,766	2,770
Net fees and commissions		589	615
Other non-interest income		118	80
Total income		3,473	3,465
Operating expenses		(1,834)	(2,037)
Impairment releases/(losses)		(121)	(86)
Profit before tax		1,518	1,342
UK Personal & Business Banking
Segmental analysis
Net interest income		2,542	2,564
Net fees and commissions		546	568
Other non-interest income		73	40
Total income		3,161	3,172
Operating expenses		(1,582)	(1,744)
Impairment releases/(losses)		(147)	(97)
Profit before tax		1,432	1,331
Ulster Bank RoI
Segmental analysis
Net interest income		224	206
Net fees and commissions		43	47
Other non-interest income		45	40
Total income		312	293
Operating expenses		(252)	(293)
Impairment releases/(losses)		26	11
Profit before tax		86	11
Commercial and Private Banking (CPB)
Segmental analysis
Net interest income		1,249	1,367
Net fees and commissions		560	599
Other non-interest income		353	105
Total income		2,162	2,071
Operating expenses		(1,074)	(1,228)
Impairment releases/(losses)		(20)	(101)
Profit before tax		1,068	742
Commercial Banking
Segmental analysis
Net interest income		997	1,141
Net fees and commissions		444	516
Other non-interest income		339	93
Total income		1,780	1,750
Operating expenses		(849)	(996)
Impairment releases/(losses)		(19)	(94)
Profit before tax		912	660
Private Banking
Segmental analysis
Net interest income		252	226
Net fees and commissions		116	83
Other non-interest income		14	12
Total income		382	321
Operating expenses		(225)	(232)
Impairment releases/(losses)		(1)	(7)
Profit before tax		156	82
RBS International
Segmental analysis
Net interest income		219	161
Net fees and commissions		52	22
Other non-interest income		13	12
Total income		284	195
Operating expenses		(114)	(94)
Impairment releases/(losses)		3	(5)
Profit before tax		173	96
NatWest Markets
Segmental analysis
Net interest income		67	66
Net fees and commissions		(7)	(10)
Other non-interest income		661	774
Total income		721	830
Operating expenses		(671)	(1,092)
Impairment releases/(losses)		(4)	77
Profit before tax		46	(185)
Central Items & other
Segmental analysis
Net interest income		25	108
Net fees and commissions		1	(8)
Other non-interest income		36	258
Total income		62	358
Operating expenses		(1,042)	(401)
Impairment releases/(losses)		1	(1)
Profit before tax		£ (979)	£ (44)

[1]	Negative interest on loans and advances is reported as interest payable. Negative interest on customer deposits is reported as interest receivable.